Long-term Borrowings, excluding Current Portion (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Borrowings, excluding Current Portion
Schedule of long-term borrowings, excluding current portion
	As of December 31,
	2016	2017
	RMB	RMB
Long-term borrowings	—	135,389
Less: current portion (Note 9)	—	(11,065)

	—	124,324

Schedule of long-term borrowings will be due
Principal amounts
RMB
2018	11,065
2019	4,324
2020	120,000

Total	135,389